Income Taxes (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets:
Net operating loss carryforwards	$ 2,192,000	$ 1,826,000
Stock-based compensation	7,000	1,000
Accounts receivable and other timing differences	197,000	317,000
Basis difference in assets and debt	(109,000)	(42,000)
Total Deferred Tax Asset	2,287,000	2,102,000
Valuation allowance	(2,287,000)	(2,102,000)
Net Deferred Tax Asset	$ 0	$ 0